Notes Payable – Related Parties - Schedule of Debt, Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes Payable – Related Parties - Schedule of Debt, Related Parties (Details) [Line Items]
Notes Payable	$ 0	$ 64,044	$ 300,012
Current Portion, net of discount	0	64,044	300,012
Long-term portion, net of discount	0	0	0
M Diamond Note [Member]
Notes Payable – Related Parties - Schedule of Debt, Related Parties (Details) [Line Items]
Long-Term Debt, Gross		0	64,706
Dobbertin Note [Member]
Notes Payable – Related Parties - Schedule of Debt, Related Parties (Details) [Line Items]
Long-Term Debt, Gross		0	19,412
Lindstrom Note [Member]
Notes Payable – Related Parties - Schedule of Debt, Related Parties (Details) [Line Items]
Long-Term Debt, Gross	$ 0	45,294	45,294
Mitchell Note [Member]
Notes Payable – Related Parties - Schedule of Debt, Related Parties (Details) [Line Items]
Long-Term Debt, Gross		0	78,100
Leath Note [Member]
Notes Payable – Related Parties - Schedule of Debt, Related Parties (Details) [Line Items]
Long-Term Debt, Gross		0	55,000
November 29, 2022 Notes [Member]
Notes Payable – Related Parties - Schedule of Debt, Related Parties (Details) [Line Items]
Long-Term Debt, Gross		$ 18,750	$ 37,500